[ Janus Letterhead ]

February 21, 2017

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

JANUS EMERGING MARKETS FUND

1933 Act File No. 002-34393

1940 Act File No. 811-01879

HENDERSON GLOBAL FUNDS

HENDERSON EMERGING MARKETS FUND

1933 Act File No. 333-62270

1940 Act File No. 811-10399

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Pre-Effective Amendment No. 1 to the joint proxy/registration statement on Form N-14 (“Joint Proxy”) relating to the special meetings of shareholders of the Registrant and its series, Janus Emerging Markets Fund (“Janus Fund”), and Henderson Global Funds and its series, Henderson Emerging Markets Fund (“Henderson Fund”), both to be held in April 2017. The Joint Proxy will seek Janus Fund shareholder approval of: (i) an Agreement and Plan of Reorganization; (ii) a new investment advisory agreement; (iii) two new sub-advisory agreements, one with a new sub-adviser, and one with the existing sub-adviser in the event the Plan of Reorganization and sub-advisory agreement with a new sub-adviser are not approved; (iv) a new trustee; and (v) a proposal to authorize the Registrant’s adviser to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Registrant’s Board of Trustees, but without obtaining additional shareholder approval. The Joint Proxy will also seek Henderson Fund shareholder approval of an Agreement and Plan of Reorganization.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

If you have any questions regarding this filing, please do not hesitate to contact me at 303-394-6459.

Sincerely,

/s/ Kathryn L. Santoro

Kathryn L. Santoro

Assistant General Counsel

Janus Capital Management LLC

Enclosure (via EDGAR only)

cc:	Bruce Rosenblum

Michelle Rosenberg

Donna Brungardt